Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 24, 2025	Nov. 14, 2025	Mar. 03, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriting commissions paid	$ 250,000	$ 250,000
Deferred underwriting discount	6,900,000	6,900,000
Legal fees	35,000	35,000
Deferred Advisory fee	$ 6,900,000	$ 6,900,000				$ 0
Closing fee entered			$ 1,000,000
Closing fee not entered			$ 5,000,000
Class A
Commitments and Contingencies [Line Items]
Common stock par value	$ 0.0001	$ 0.0001				$ 0.0001
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Price per unit					$ 10
PIPE Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Fair value of the PIPE subscription agreements liability	$ 16,539,057	$ 15,274,088				$ 0
PIPE Subscription Agreement [Member] | Class A
Commitments and Contingencies [Line Items]
Common stock par value				$ 9.2
Fee Letter Agreement [Member]
Commitments and Contingencies [Line Items]
Fee letter closing fee amount	1,000,000
Payable to lenders	5,000,000
Other Liabilities	$ 0
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	23,000,000	23,000,000
Percentage of gross proceeds	(3.00%)	3.00%
Gross proceeds raised percentage	3.00%	3.00%
Price per unit	$ 10	$ 10			$ 10.05
IPO [Member] | Class A
Commitments and Contingencies [Line Items]
Common stock par value	$ 12	$ 12
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriters option period from the date of initial public offering	45 days	45 days
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000	3,000,000
Deferred Advisory fee		$ 6,900,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000	3,000,000			3,000,000